Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property Plant And Equipment Abstract
Disclosure of property and equipment [Table Text Block]
	Computers	Furniture	Automobiles	Demonstration Electric Vehicles	Leased Asset	Tools and Equipment	Land	Leasehold Improvements	Total
Cost
Balance, March 31, 2022	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$801,317	$163,979	$6,675,344
Additions	75,406	22,894	49,845	14,678	-	185,954	-	7,215	355,992
Acquired in Acquisition	214	71	75,500	-	-	136,118	-	56,349	268,252
Asset sold	-	-	-	-	-	-	(801,317)	-	(801,317)
Balance, March 31, 2023	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$-	$163,979	$5,874,027
Transfers from inventory	-	-	-	874,278	-	-	-	-	874,278
Additions	-	-	-	-	-	334,575	-	26,958	361,533
Balance, March 31, 2024	$242,854	$100,811	$589,420	$3,601,733	$672,151	$1,711,932	$-	$190,937	$7,109,838

Depreciation
Balance, March 31, 2022	77,799	35,412	82,901	931,347	667,342	769,356	-	43,625	$2,607,782
Depreciation	64,820	12,912	67,441	282,957	4,809	194,875	-	34,338	662,152
Foreign exchange translation	-	-	-	(698)	-	-	-	-	(698)
Balance, March 31, 2023	$142,619	$48,324	$150,342	$1,213,606	$672,151	$964,231	$-	$77,963	$3,269,236
Depreciation	62,128	10,931	70,900	581,355	-	305,692	-	42,146	1,073,152
Foreign exchange translation	-	-	-	3,925	-	-	-	-	3,925
Balance, March 31, 2024	$204,747	$59,255	$221,242	$1,798,886	$672,151	$1,269,923	$-	$120,109	$4,346,313

Carrying amounts
As at, March 31, 2023	$100,235	$52,487	$439,078	$1,513,849	$-	$413,126	$-	$86,016	$2,604,791

As at, March 31, 2024	$38,107	$41,556	$368,178	$1,802,847	$-	$442,009	$-	$70,828	$2,763,525